Loans and Allowance for Credit Losses (Allowance for Credit Losses and Recorded Investment in Loans by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015		Mar. 31, 2014
Allowance for credit losses, Details:
Individually evaluated for impairment		¥ 878,056	¥ 731,133
Collectively evaluated for impairment		289,609	364,266
Loans acquired with deteriorated credit quality		14,523	15,731	¥ 25,045
Allowance for credit losses		1,182,188	1,111,130	1,055,479		¥ 1,094,420
Loans, Details:
Individually evaluated for impairment		1,705,591	1,711,004
Collectively evaluated for impairment		116,520,772	121,153,826
Loans acquired with deteriorated credit quality		91,176	124,806	180,103
Loans	[1]	118,317,539	122,989,636
Commercial [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment		772,804	642,769
Collectively evaluated for impairment		115,489	159,761
Loans acquired with deteriorated credit quality		12,393	14,029
Allowance for credit losses		900,686	816,559	807,716		876,857
Loans, Details:
Individually evaluated for impairment		1,349,621	1,347,650
Collectively evaluated for impairment		87,976,946	92,698,501
Loans acquired with deteriorated credit quality		34,140	40,405
Loans	[1]	89,360,707	94,086,556
Residential [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment		46,520	39,247
Collectively evaluated for impairment		19,255	17,908
Loans acquired with deteriorated credit quality		1,561	1,443
Allowance for credit losses		67,336	58,598	72,366		116,913
Loans, Details:
Individually evaluated for impairment		125,611	140,451
Collectively evaluated for impairment		14,197,027	14,085,236
Loans acquired with deteriorated credit quality		9,810	11,039
Loans	[1]	14,332,448	14,236,726
Card [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment		20,523	21,294
Collectively evaluated for impairment		9,632	9,886
Loans acquired with deteriorated credit quality		10	7
Allowance for credit losses		30,165	31,187	35,670		40,626
Loans, Details:
Individually evaluated for impairment		71,879	78,770
Collectively evaluated for impairment		510,393	503,667
Loans acquired with deteriorated credit quality		10,881	11,472
Loans	[1]	593,153	593,909
MUAH [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment		19,174	13,422
Collectively evaluated for impairment		54,096	94,926
Loans acquired with deteriorated credit quality		463	106
Allowance for credit losses		73,733	108,454	64,769		60,024
Loans, Details:
Individually evaluated for impairment		93,452	100,524
Collectively evaluated for impairment		8,944,409	9,257,873
Loans acquired with deteriorated credit quality		27,128	39,767
Loans	[1]	9,064,989	9,398,164
Krungsri [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment		19,035	14,401
Collectively evaluated for impairment		91,137	81,785
Loans acquired with deteriorated credit quality		96	146
Allowance for credit losses		110,268	96,332	¥ 74,958	[2]		[2]
Loans, Details:
Individually evaluated for impairment		65,028	43,609
Collectively evaluated for impairment		4,891,997	4,608,549
Loans acquired with deteriorated credit quality		9,217	22,123
Loans	[1]	¥ 4,966,242	¥ 4,674,281

[1]	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
[2]	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there were no indications that an allowance for credit losses was necessary for these loans as of March 31, 2014. Therefore, no allowance for credit losses was stated at beginning of the fiscal year ended March 31, 2015 in the above table.